Offerings	Nov. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	34,023,667
Proposed Maximum Offering Price per Unit	0.169
Maximum Aggregate Offering Price	$ 5,749,999.72
Fee Rate	0.0087%
Amount of Registration Fee	$ 500.25
Offering Note	(1) Represents shares of Common Stock being registered for sale in this offering, including shares of Common Stock issuable from time to time upon exercise of the Pre-Funded Warrants registered hereunder. For each Pre-Funded Warrant sold in this offering, the number of shares of Common Stock offered will be reduced on a one-for-one basis. Accordingly, the Shares and the shares of Common Stock issuable upon exercise of the Pre-Funded Warrants are registered in the single aggregate amount set forth above, and the maximum aggregate offering price of all securities registered hereunder does not exceed $5,749,999.72. (2) Includes 4,437,869 additional shares of Common Stock and/or Pre-Funded Warrants, representing 15% of the securities offered in this offering, that may be purchased by the underwriter upon exercise in full of its option to purchase additional securities solely to cover over-allotments. (3) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder also include such indeterminate number of additional shares of Common Stock as may be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or similar transactions. (4) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act. The proposed maximum offering price per share is $0.169, which was the last reported sale price of the Registrant's Common Stock on The Nasdaq Capital Market on October 30, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-Funded Warrants to purchase shares of Common Stock
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	The Pre-Funded Warrants are being registered in the same registration statement as the shares of Common Stock issuable upon their exercise. The purchase price of each Pre-Funded Warrant is $0.168, which equals the assumed public offering price per share of Common Stock less the $0.001 per share exercise price of the Pre-Funded Warrant. Because the aggregate consideration payable for each Pre-Funded Warrant and the shares issuable upon its exercise ($0.168 plus $0.001, or $0.169) is included in the proposed maximum aggregate offering price set forth above, no separate registration fee is payable with respect to the Pre-Funded Warrants pursuant to Rule 457(g) under the Securities Act.